Leases Disclosure of Information about Right of Use Assets (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Presentation of leases for lessee [abstract]
Right-of-use assets	R 569	R 553
Additions	290	270
Modifications	11	15
Depreciation	(258)	(248)
Terminations	(77)	(5)
Translation	(30)	(16)
Right-of-use assets	R 505	R 569